Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 HKD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares
Revenues
Total revenues		$ 11,980,435	$ 1,530,870	$ 12,532,531		$ 17,439,535
Operating expenses
Direct cost of revenues		2,691,125	343,874	3,102,891		3,011,849
Selling and marketing expenses		321,857	41,127	448,847		216,254
General and administrative expenses		2,469,604	315,569	2,061,879		2,101,329
Provision for credit losses		106,946	13,666	266,728		252,196
Total operating expenses		5,589,532	714,236	5,880,345		5,581,628
Income from operations		6,390,903	816,634	6,652,186		11,857,907
Other income
Other income		351,855	44,960	237,310		69,930
Total other income		351,855	44,960	237,310		69,930
Income before income tax		6,742,758	861,594	6,889,496		11,927,837
Income tax expense
Current		1,414,234	180,712	879,171		1,877,357
Deferred		65,745	8,401	(17,326)		(165,727)
Total income tax expense		1,479,979	189,113	861,845		1,711,630
Net income		5,262,779	672,481	6,027,651	$ 767,862	10,216,207	$ 1,304,333
Foreign currency translation adjustment		(13,634)	7,423	12,562	$ (3,707)		$ (8,111)
Comprehensive income		$ 5,249,145	$ 679,904	$ 6,040,213		$ 10,216,207
Weighted average number of ordinary shares
Basic (in Shares)	[1]	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.27	$ 0.04	$ 0.31		$ 0.53
Accounting and corporate consultancy services
Revenues
Revenues		$ 9,820,080	$ 1,254,818	$ 9,786,400		$ 14,669,200
Taxation services
Revenues
Revenues		950,000	121,392	1,240,000		1,329,600
Company secretarial services
Revenues
Revenues		$ 1,210,355	$ 154,660	$ 1,506,131		$ 1,440,735

[1]	Giving retroactive effect to the 2 for 1 stock split effected on June 25, 2021.